FUTURE POLICY BENEFITS	12 Months Ended
Dec. 31, 2025
Insurance [Abstract]
FUTURE POLICY BENEFITS	FUTURE POLICY BENEFITS
The reconciliation of the balances described in the table below to the “Future policy benefits” in the statements of financial position is as follows.

AS OF DEC. 31 US$ MILLIONS	2025	2024
Future policy benefits:
Annuities	$12,277	$10,287
Life Insurance	1,917	1,816
Deferred profit liability:
Annuities	226	242
Life Insurance	99	76
Other contracts and VOBA liability	1,730	1,667
Total future policy benefits	$16,249	$14,088
The balances and changes in the liability for future policy benefits are as follows:

AS OF AND FOR THE YEAR ENDED DEC. 31, 2025 US$ MILLIONS, EXCEPT FOR YEARS AND PERCENTAGES	Annuities	Life Insurance	Total
Present value of expected net premiums:
Balance, beginning of year	$—	$2,353	$2,353
Beginning balance at original discount rate	—	2,507	2,507
Effect of changes in cash flow assumptions	—	71	71
Effect of actual variances from expected experience	(25)	(97)	(122)
Adjusted beginning of period balance	(25)	2,481	2,456
Issuances	1,844	14	1,858
Interest accrual	13	95	108
Net premiums collected	(1,837)	(288)	(2,125)
Derecognitions (lapses and withdrawals)	5	—	5
Ending balance at original discount rate	—	2,302	2,302
Effect of changes in discount rate assumptions	—	(119)	(119)
Balance, end of year	$—	$2,183	$2,183

Present value of expected future policy benefits
Balance, beginning of year	$10,287	$4,169	$14,456
Beginning balance at original discount rate	10,518	4,601	15,119
Effect of changes in cash flow assumptions(1)	23	74	97
Effect of actual variances from expected experience	(47)	(75)	(122)
Adjusted beginning of period balance	10,494	4,600	15,094
Issuances	2,045	14	2,059
Interest accrual	492	177	669
Benefit payments	(964)	(332)	(1,296)
Derecognitions (lapses and withdrawals)	39	—	39
Foreign currency translation	319	—	319
Ending balance at original discount rate	12,425	4,459	16,884
Effect of changes in discount rate assumptions	(148)	(359)	(507)
Balance, end of year	$12,277	$4,100	$16,377

Net liability for future policy benefits	12,277	1,917	14,194
Less: Reinsurance recoverables	(11)	(1,269)	(1,280)
Net liability for future policy benefits, after reinsurance recoverable	$12,266	$648	$12,914

Weighted average liability duration of future policy benefits (years)	8	14
Weighted average interest accretion rate	5%	5%
Weighted average current discount rate	5%	6%
__________________________
(1)For the year ended December 31, 2025, the Company recognized liability remeasurement losses of $112 million from the net effect of the changes in cash flow assumptions, which were included in “Policyholder benefits and claims incurred” in the statements of operations.

AS OF AND FOR THE YEAR ENDED DEC. 31, 2024 US$ MILLIONS, EXCEPT FOR YEARS AND PERCENTAGES	Annuities	Life Insurance	Total
Present value of expected net premiums
Balance, beginning of year	$—	$3,145	$3,145
Beginning balance at original discount rate	—	3,253	3,253
Effect of changes in cash flow assumptions	—	(244)	(244)
Effect of actual variances from expected experience	11	(343)	(332)
Adjusted beginning of period balance	11	2,666	2,677
Issuances	3,616	48	3,664
Interest accrual	20	112	132
Net premiums collected	(3,647)	(320)	(3,967)
Derecognitions (lapses and withdrawals)	—	1	1
Ending balance at original discount rate	—	2,507	2,507
Effect of changes in discount rate assumptions	—	(154)	(154)
Balance, end of year	$—	$2,353	$2,353

Present value of expected future policy benefits
Balance, beginning of year	$5,731	$5,040	$10,771
Beginning balance at original discount rate	5,909	5,277	11,186
Effect of changes in cash flow assumptions(1)	31	(236)	(205)
Effect of actual variances from expected experience	9	(369)	(360)
Adjusted beginning of period balance	5,949	4,672	10,621
Acquisition from business combination	311	—	311
Issuances	4,947	49	4,996
Interest accrual	326	190	516
Benefit payments	(695)	(311)	(1,006)
Derecognitions (lapses and withdrawals)	23	1	24
Foreign currency translation	(343)	—	(343)
Ending balance at original discount rate	10,518	4,601	15,119
Effect of changes in discount rate assumptions	(231)	(432)	(663)
Balance, end of year	$10,287	$4,169	$14,456

Net liability for future policy benefits	10,287	1,816	12,103
Less: Reinsurance recoverables	(16)	(1,298)	(1,314)
Net liability for future policy benefits, after reinsurance recoverable	$10,271	$518	$10,789

Weighted average liability duration of future policy benefits (years)	9	15
Weighted average interest accretion rate	5%	5%
Weighted average current discount rate	5%	6%
__________________________
(1)For the year ended December 31, 2024, the Company recognized liability remeasurement losses of $60 million from the net effect of the changes in cash flow assumptions, which were included in “Policyholder benefits and claims incurred” in the statements of operations.

AS OF AND FOR THE YEAR ENDED DEC. 31, 2023 US$ MILLIONS, EXCEPT FOR YEARS AND PERCENTAGES	Annuities	Life Insurance	Total
Present value of Expected Net Premiums
Balance, beginning of year	$—	$3,520	$3,520
Beginning balance at original discount rate	—	3,825	3,825
Effect of changes in cash flow assumptions	—	(352)	(352)
Effect of actual variances from expected experience	2	(58)	(56)
Adjusted beginning of period balance	2	3,415	3,417
Issuances	1,448	91	1,539
Interest accrual	12	121	133
Net premiums collected	(1,462)	(374)	(1,836)
Ending balance at original discount rate	—	3,253	3,253
Effect of changes in discount rate assumptions	—	(108)	(108)
Balance, end of year	$—	$3,145	$3,145

Present value of Expected Future Policy Benefits
Balance, beginning of year	$4,252	$5,330	$9,582
Beginning balance at original discount rate	4,673	5,875	10,548
Effect of changes in cash flow assumptions(1)	(17)	(362)	(379)
Effect of actual variances from expected experience	(29)	(59)	(88)
Adjusted beginning of period balance	4,627	5,454	10,081
Issuances	1,457	92	1,549
Interest accrual	209	188	397
Benefit payments	(464)	(457)	(921)
Foreign currency translation	80	—	80
Ending balance at original discount rate	5,909	5,277	11,186
Effect of changes in discount rate assumptions	(178)	(237)	(415)
Balance, end of year	$5,731	$5,040	$10,771

Net liability for future policy benefits	5,731	1,895	7,626
Less: Reinsurance recoverables	(50)	(45)	(95)
Net liability for future policy benefits, after reinsurance recoverable	$5,681	$1,850	$7,531

Weighted average liability duration of future policy benefits (years)	9	16
Weighted average interest accretion rate	4%	5%
Weighted average current discount rate	5%	5%
__________________________
(1)For the year ended December 31, 2023, the Company recognized liability remeasurement gains of $3 million from the net effect of the changes in cash flow assumptions, which were included in “Policyholder benefits and claims incurred” in the statements of operations.
The Company performed its annual assumptions review during the third quarter of 2025 and 2024. In 2025, we updated mortality and other policyholder behavior assumptions, which resulted in a $31 million increase to net future policy benefit liabilities. In 2024, our annual assumptions review resulted in a $14 million decrease in net future policy benefit liabilities. In 2023, our annual assumptions review was conducted in the fourth quarter, which resulted in no material changes to the value of net future policy benefits liabilities.
The amounts of undiscounted and discounted expected gross premiums and future benefit payments follow:

AS OF DEC. 31 US$ MILLIONS	2025		2024
	Undiscounted	Discounted	Undiscounted	Discounted
Annuities:
Expected future benefit payments	$20,609	$12,274	$17,462	$10,263
Expected future gross premiums	—	—	—	—
Life Insurance:
Expected future benefit payments	$8,432	$4,100	$8,819	$4,169
Expected future gross premiums	5,265	3,105	5,669	3,356
Total:
Expected future benefit payments	$29,041	$16,374	$26,281	$14,432
Expected future gross premiums	5,265	3,105	5,669	3,356
The amount of revenue and interest recognized in the statements of operations follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	Gross Premiums or Assessments			Interest Expense
	2025	2024	2023	2025	2024	2023
Annuities	$1,864	$5,058	$1,501	$486	$315	$153
Life Insurance	401	436	453	82	78	94
LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES
The liability for unpaid claims and claim adjustment expenses (“unpaid claims”) for property and casualty insurance is included in “Policy and contract claims” in the statements of financial position and is the amount estimated for incurred but not reported claims (“IBNR”) claims and claims that have been reported but not settled (“case reserves”), as well as associated claim adjustment expenses.
Information regarding the liability for unpaid claims is shown below:

AS OF AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
Policy and contract claims, beginning	$7,659	$7,288	$1,786
Less: Unpaid claims balance, beginning – long-duration	219	198	217
Gross unpaid claims balance, beginning – short-duration	7,440	7,090	1,569
Less: Reinsurance recoverables, beginning	3,083	3,045	305
Less: Foreign currency translation	1	4	—
Net balance, beginning – short-duration	4,356	4,041	1,264
Acquisition from business combination, net of reinsurance	—	1	2,735
Add: incurred related to
Current accident year	1,647	2,198	1,653
Prior accident years	69	162	(80)
Total incurred claims	1,716	2,360	1,573
Less: paid claims related to
Current accident year	733	853	998
Prior accident years	1,106	1,258	533
Total paid claims	1,839	2,111	1,531
Add: measurement period adjustment(1)	—	65	—
Net unpaid claims balance, ending – short-duration	4,233	4,356	4,041
Add: Foreign currency translation	2	1	4
Add: Reinsurance recoverables, ending	2,742	3,083	3,045
Gross unpaid claims balance, ending – short-duration	6,977	7,440	7,090
Add: Unpaid claims balance, ending – long-duration	300	219	198
Policy and contract claims, ending	$7,277	$7,659	$7,288
__________________________
(1)The measurement period adjustment of $65 million arose from finalizing the valuations of certain assets acquired and liabilities assumed from the Company’s acquisition of Clearbrook in November 2023. Refer to Note 16 for details.
The estimates for ultimate incurred claims attributable to insured events of prior years increased by $69 million, increased by $162 million and decreased by $80 million, respectively, for the years ended December 31, 2025, 2024 and 2023. The unfavorable development in 2025 was primarily related to higher-than-anticipated losses within certain casualty lines, which were partially offset by favorable development in our specialty and property lines. The unfavorable development in 2024 was primarily related to higher-than-anticipated losses within certain run-off lines, which were partially offset by favorable current accident loss experience. The favorable development in 2023 was primarily driven by favorable loss experience noted in our casualty lines.
Claims and Claim Adjustment Expenses
The claims development tables as of December 31, 2025 are presented separately for each of the following major property and casualty lines of business:
•Property – offers policies protecting various personal and commercial properties from man-made and natural disasters, including property insurance for homeowners and renters
•Casualty – includes a broad range of primary and excess casualty products, such as specialty casualty, construction defect, general liability, commercial multi-peril, workers compensation, product liability, environmental liability and auto liability
•Specialty – includes niche insurance coverages such as garage and inland marine and offer insurance programs and fronting solutions
•Run-off and Other – primarily consists of discontinued businesses previously underwritten by our insurance subsidiaries (e.g., professional liability and surety coverages)
The reconciliation of the net incurred and paid claims development tables to the “Policy and contract claims” in the statement of financial position follows.

AS OF DEC. 31 US$ MILLIONS	2025
Net outstanding liabilities:
Property	$124
Casualty	2,732
Specialty	259
Run-off and Other	1,058
Other short-duration lines not included in claims development table(1)	6
Total liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	4,179
Reinsurance recoverable on unpaid claims:
Property	39
Casualty	1,126
Specialty	456
Run-off and Other	1,059
Other short-duration lines not included in claims development table(1)	62
Total reinsurance recoverable on unpaid claims	2,742
Insurance lines other than short-duration	300
Unallocated claims adjustment expenses	56
Total gross liability for unpaid claims and claims adjustment expenses	$7,277
__________________________
(1)Certain lines of business were excluded from claims development tables and other disclosures that are applicable to short-duration contracts due to significantly longer claims development period (e.g., for claim coverages relating to accident years prior to the mid-1990s) or individually insignificant lines of business that do not fall under the Company’s four major property and casualty lines.
The amounts of incurred and paid claims are presented net of reinsurance. The tables present claims development and cumulative claim payments by incurred year and are only presented for significant short-duration product liabilities. The information about incurred and paid claims development prior to 2025 is presented as supplementary information. The cumulative number of reported claims is calculated on a per claim basis.
Property Line of Business

	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										As of December 31, 2025
	Years ended December 31,										IBNR & Expected Development on Reported Losses	Cumulative Number of Reported Claims
	(unaudited)
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
2016	$216	$216	$215	$215	$215	$215	$216	$216	$216	$216	$—	65,275
2017		229	227	226	225	225	225	224	224	224	—	82,454
2018			248	244	243	243	243	243	243	243	—	66,887
2019				247	242	241	241	241	241	241	—	65,822
2020					237	230	229	229	231	230	—	53,119
2021						269	267	268	268	267	—	56,524
2022							343	348	351	349	—	56,679
2023								413	402	397	2	64,876
2024									411	398	11	58,855
2025										330	42	36,825
									Total	$2,895

	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	Years ended December 31,
	(unaudited)
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
2016	$192	$213	$214	$214	$215	$215	$215	$215	$215	$216
2017		205	225	225	225	225	225	224	224	224
2018			218	242	242	242	242	243	243	243
2019				218	238	239	240	240	241	241
2020					204	228	228	229	230	230
2021						235	266	267	267	267
2022							298	344	348	347
2023								333	389	393
2024									323	374
2025										246
									Total	$2,781
All outstanding liabilities before 2016, net of reinsurance										10
Liabilities for claims and claim adjustment expenses, net of reinsurance										$124
Casualty Line of Business

	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										As of December 31, 2025
	Years ended December 31,										IBNR & Expected Development on Reported Losses	Cumulative Number of Reported Claims
	(unaudited)
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
2016	$591	$578	$561	$544	$539	$542	$521	$515	$515	$524	$19	52,593
2017		644	634	630	629	653	541	608	618	618	34	63,102
2018			708	698	667	651	598	572	584	595	34	67,092
2019				732	713	691	804	580	573	599	47	61,719
2020					672	616	578	579	600	622	69	48,562
2021						756	732	725	723	756	114	52,957
2022							855	834	820	820	171	51,257
2023								936	928	964	261	61,196
2024									900	928	359	64,500
2025										902	547	54,418
									Total	$7,328

	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	Years ended December 31,
	(unaudited)
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
2016	$123	$230	$312	$386	$425	$459	$470	$476	$484	$487
2017		129	277	364	448	503	525	539	563	568
2018			144	301	399	460	495	509	524	538
2019				149	307	391	441	477	498	520
2020					128	249	319	381	444	494
2021						153	310	401	480	561
2022							167	339	444	536
2023								203	403	541
2024									181	375
2025										158
									Total	$4,778
All outstanding liabilities before 2016, net of reinsurance										182
Liabilities for claims and claim adjustment expenses, net of reinsurance										$2,732
Specialty Line of Business

	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										As of December 31, 2025
	Years ended December 31,										IBNR & Expected Development on Reported Losses	Cumulative Number of Reported Claims
	(unaudited)
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
2016	$41	$41	$41	$45	$44	$44	$42	$42	$42	$41	$—	31,114
2017		65	67	69	74	76	72	68	69	71	—	39,973
2018			92	94	92	96	88	85	86	87	4	38,640
2019				105	99	96	84	86	87	82	1	36,443
2020					99	107	135	145	143	147	9	31,607
2021						128	150	150	153	149	19	27,339
2022							191	194	199	190	34	25,421
2023								145	139	133	22	30,520
2024									124	100	22	30,127
2025										110	63	18,424
									Total	$1,110

	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	Years ended December 31,
	(unaudited)
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
2016	$19	$29	$35	$40	$41	$42	$40	$41	$41	$41
2017		25	39	50	60	66	67	68	69	71
2018			32	51	63	74	79	81	83	85
2019				31	52	64	75	79	82	79
2020					31	63	93	107	118	126
2021						34	84	97	112	119
2022							52	103	129	143
2023								53	87	96
2024									42	64
2025										29
									Total	$853
All outstanding liabilities before 2016, net of reinsurance										2
Liabilities for claims and claim adjustment expenses, net of reinsurance										$259
Run-off and Other Line of Business

	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance										As of December 31, 2025
	Years ended December 31,										IBNR & Expected Development on Reported Losses	Cumulative Number of Reported Claims
	(unaudited)
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
2016	$588	$588	$604	$604	$602	$617	$590	$594	$595	$587	$7	62,040
2017		690	665	696	717	745	709	703	698	715	10	71,389
2018			635	743	728	751	758	773	785	775	32	70,149
2019				607	671	709	586	598	623	614	44	64,996
2020					686	674	629	702	745	752	57	65,396
2021						635	588	618	660	638	86	56,643
2022							541	558	570	576	89	55,138
2023								646	669	668	60	63,433
2024									540	574	184	55,706
2025										141	7	26,202
									Total	$6,040

	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	Years ended December 31,
	(unaudited)
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
2016	$200	$251	$417	$497	$519	$573	$575	$581	$577	$577
2017		317	410	531	600	661	677	674	693	687
2018			226	464	537	604	670	687	729	729
2019				225	428	475	502	528	552	610
2020					352	412	471	537	601	639
2021						247	359	417	490	516
2022							206	321	360	412
2023								277	425	491
2024									238	352
2025										104
									Total	$5,117
All outstanding liabilities before 2016, net of reinsurance										135
Liabilities for claims and claim adjustment expenses, net of reinsurance										$1,058
For short-duration health insurance claims, the total of IBNR plus expected development on reported claims included in the liability for unpaid claims as of December 31, 2025 and 2024 were $6 million and $7 million, respectively.
Claims Duration
The following table provides supplementary information about the 10-year average annual percentage payout of incurred claims as of December 31, 2025:

	Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance
AS OF DEC. 31, 2025	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Property	88.0%	11.2%	0.4%	0.2%	0.1%	0.1%	0.0%	0.0%	0.0%	0.0%
Casualty	21.2%	22.2%	13.8%	11.2%	8.2%	4.8%	2.6%	1.9%	1.2%	0.8%
Specialty	33.5%	24.5%	13.8%	11.1%	5.9%	2.9%	1.8%	1.6%	1.0%	0.7%
Run-off and Other	42.3%	19.2%	13.5%	8.8%	5.7%	3.7%	2.4%	1.6%	1.0%	0.7%
Information about Amounts Reported at Present Value
The Company discounts the liability for unpaid claims relating to certain of its products within Casualty line of business as well as certain pension-type liabilities within the Run-off and Other line. The following tables provide information about these discounted liabilities for unpaid claims:

AS OF DEC. 31 US$ MILLIONS	Carrying Amount of Policy and Contract Claims		Aggregate Amount of Discount
	2025	2024	2025	2024
Casualty	$209	$197	$118	$17
Run-off and Other	14	82	1	5
Total	$223	$279	$119	$22

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	Interest Accretion(1)(2)
	2025	2024	2023
Casualty(3)	$2	$2	$—
Run-off and Other	—	—	—
Total	$2	$2	$—
__________________________
(1)Interest accretion is recorded within “Policyholder benefits and claims incurred” in the statements of operations.
(2)Rates used to discount applicable liabilities for unpaid claims were 4% for Casualty line, and 4% for Run-off and Other as of December 31, 2025. Rates used to discount applicable liabilities for unpaid claims were 2% for Casualty line, and 4% for Run-off and Other line as of both December 31, 2024 and 2023.
(3)Excludes the effect of changes in discount rate of $98 million for the year ended December 31, 2025. There were no changes in discount rate for the years ended December 31, 2024 and 2023.